Transactions with related parties	12 Months Ended
Dec. 31, 2021
Transactions with Related Parties
Transactions with related parties

4.Transactions with related parties

a)          Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company’s Chairman of the Board. Travel expenses for 2021, 2020 and 2019 amounted to $2,210, $1,854 and $2,032, respectively, and are mainly included in “Vessels, net book value”, “Vessel operating expenses” and “General and administrative expenses” in the accompanying consolidated financial statements. At December 31, 2021 and 2020, an amount of $138 and $54, respectively, was payable to Altair and is included in “Due to related parties” in the accompanying consolidated balance sheets.

b)          Performance Shipping Inc., or Performance Shipping: On May 30, 2017, the Company acquired 100 shares of Series C Preferred Stock, par value $0.01 per share, of Performance Shipping, for $3,000 in exchange for a reduction of an equal amount in the principal amount of the Company’s outstanding loan to Performance Shipping at that date. The acquisition of shares of Series C Preferred Stock was approved by an independent committee of the Board of Directors of the Company. In February 2020, the Company received an offer from Performance Shipping to redeem the Series C Preferred Stock for an aggregate price of $1,500, at which price the investment was written down at December 31, 2019 resulting to a loss of $1,500 which is included in the 2019 “Loss on related party investments”. The Company’s Board of Directors formed a special committee to evaluate the transaction with the assistance of an independent financial advisor. The transaction was recommended by the special committee to the Board of Directors, which resolved to accept the offer. The transaction was concluded on March 27, 2020 with the receipt of the related funds from Performance Shipping. The Series C Preferred Stock had no dividend or liquidation rights and voted with the common shares of Performance Shipping, if any. Each share of the Series C Preferred Stock entitled the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates would not exceed 49.0%, on all matters submitted to a vote of the stockholders of Performance Shipping.

In November 2021, DSS acquired part of a land owned by Unitized Ocean Transport Limited, a subsidiary of Performance Shipping, for €1.1 million (Note 6).

c)          Steamship Shipbroking Enterprises Inc. or Steamship: Steamship is a company controlled by the Company’s Chairman of the Board which provides brokerage services to DSI for a fixed monthly fee plus commission on the sale of vessels, pursuant to a Brokerage Services Agreement, amended annually on April 1st of each year with the exception of an amendment on November 21, 2018, to increase the fee from October 1, 2018 until expiration of the agreement in March 2019. A new agreement was signed on April 1, 2019 for the same fees until July 1, 2020, when the agreement was amended as a new monthly fee was agreed between the parties for a duration of two years, until June 30, 2022. For 2021, 2020 and 2019 brokerage fees amounted to $3,309, $2,653 and $1,998, respectively, and are included in “General and administrative expenses” in the accompanying consolidated statements of operations. For 2021 and 2020, commissions on the sale of vessels amounted to $712 and $576 , respectively and are included in the calculation of impairment charge when  the vessels were recorded at fair value less cost to sell, or the gain/loss on the sale of vessels. As of December 31, 2021 and 2020, there was no amount due to Steamship.

d)          Diana Wilhelmsen Management Limited, or DWM: DWM is a joint venture which was established on May 7, 2015 by Diana Ship Management Inc., a wholly owned subsidiary of DSI, and Wilhelmsen Ship Management Holding Limited, an unaffiliated third party, each holding 50% of DWM. The DWM office was located in Limassol, Cyprus and since March 2021 in Athens, Greece. Effective July 1, 2020 Wilhelmsen Ship Management Holding Limited, was replaced by Wilhelmsen Ship Management Holding AS, which assumed all the liabilities and obligations of the former company under the Joint venture agreement. During 2021 and 2020, each 50% shareholder of DWM contributed an amount of $375 and $500, respectively, as additional investment to DWM. In 2020, the equity method investment in DWM turned to a liability and as of December 31, 2021 and 2020 amounted to $388 and $430 and is included in “Due to related parties” in the accompanying consolidated balance sheets. In 2021, 2020 and 2019, the investment in DWM resulted in a loss of $333, $1,110 and $83, respectively, and is included in “Loss on related party investments” in the accompanying consolidated statements of operations.

Until October 8, 2019, DWM provided management services to certain vessels of the Company’s fleet for a fixed monthly fee and commercial services charged as a percentage of the vessels’ gross revenues pursuant to management agreements between the vessels and DWM. From October 8, 2019 until May 24, 2021, all of the fleet vessels were managed by DSS and DSS outsourced the management of certain vessels to DWM. For the management services outsourced to DWM, DSS paid a fixed monthly fee per vessel and a percentage of those vessels’ gross revenues. On May 24, 2021, the management of certain vessels was transferred to DWM directly, whereas the vessel owning companies of these vessels entered into new management agreements with DWM under which they pay a fixed monthly fee and a percentage of their gross revenues (commissions). Management fees paid to DWM in 2021, 2020 and 2019 amounted to $1,432, $2,017 and $2,155, respectively, and are separately presented as “Management fees to related party” in the accompanying consolidated statements of operations. Commissions during the period from May 24, 2021 to December 31, 2021 and 2019 amounted to $200 and $353 , respectively, and are included in “Voyage expenses” (Note 10). As at December 31, 2021 and 2020, there was an amount of $1,252 and $1,196 due from DWM, included in “Due from related parties” in the accompanying consolidated balance sheets (Note 8(b)). As of December 31, 2021, the amount due from related parties includes a provision of $300 for credit losses (Note 2 (y)).

e)          Series C Preferred Stock: On January 31, 2019, DSI issued 10,675 shares of its newly-designated Series C Preferred Stock, par value $0.01 per share, to an affiliate of its Chairman Mr. Simeon Palios, for an aggregate purchase price of $1,066. In September 2020, the Series C Preferred Shares were transferred from an affiliate of Mr. Simeon Palios to an affiliate of the Company’s Chief Executive Officer, Mrs. Semiramis Paliou (Note 9).

f)          Series D Preferred Stock: On June 22, 2021, the Company issued 400 shares Series D Preferred Stock, to an affiliate of its Chief Executive Officer, Mrs. Semiramis Paliou for an aggregate purchase price of $360, or $254 net of expenses (Note 9).

g)         Sale and purchase of Bond by executives: On June 22, 2021, entities affiliated with executive officers and directors of the Company sold their bonds of the Company's 9.5% Senior Unsecured Bond and participated in the 8.375% Senior Unsecured Bond with an aggregate principal amount of $21,000 (Note 7).

h)         OceanPal Inc., or OceanPal: The Company is the holder of all of the issued and outstanding shares of Series B Preferred Shares and Series C Convertible Preferred Shares of OceanPal, or together the “OceanPal Shares” (Note 3). Series B preferred shares entitle the holder to 2,000 votes on all matters submitted to vote of the stockholders of the Company, provided however, that the total number of votes shall not exceed 34% of the total number of votes, provided further, that the total number of votes entitled to vote, including common stock or any other voting security, would not exceed 49% of the total number of votes.

Series C preferred shares do not have voting rights unless related to amendments of the Articles of Incorporation that adversely alter the preference, powers or rights of the Series C Preferred Shares or to issue Parity Stock or create or issue Senior Stock. Series C preferred shares are convertible into common stock at the Company’s option commencing upon the first anniversary of the issue date, at a conversion price equal to the lesser of $6.5 and the 10-trading day trailing VWAP of OceanPal’s common shares, subject to adjustments. Additionally, Series C preferred shares have a cumulative preferred dividend accruing at the rate of 8% per annum, payable in cash or, at OceanPal’s election, in kind and has a liquidation preference equal to the stated value of $10,000.

As there was no observable market for the OceanPal Shares, at the Spin-Off the Series B preferred shares were recorded at their par value, or $5, which the Company assessed was the fair value, and Series C preferred shares were recorded at $7,570 (Note 14), being the fair value of the shares determined through Level 2 inputs of the fair value hierarchy by taking into consideration a third party valuation based on the income approach, taking into account the present value of the future cash flows the Company expects to receive from holding the equity instrument (Note 2(z)). As of December 31, 2021, the aggregate value of investments in OceanPal amounted to $7,644, including  $69 of accrued dividends and are separately presented as “Investments in related parties” in the 2021 accompanying consolidated balance sheet. As of December 31, 2021, the Company did not identify any indications for impairment or any observable prices for identical or similar investments of the same issuer. Additionally, as of December 31, 2021, an amount of $70 was due to OceanPal, included in “Due to related parties”, resulting from amounts paid or received on behalf of OceanPal as a result of the Spin-Off.